Cash Generated by Operations - Disclosure of Cash Generated by Operations (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of profit/(loss) before taxation to cash generated by operations:
Profit/(loss) before taxation	R (2,746)	R (4,707)	R (148)
Adjustments for:
Amortisation and depreciation	4,054	2,570	2,519
Impairment of assets	3,898	5,336	1,718
Share-based payments	230	363	391
Net decrease in provision for post-retirement benefits	(12)	(10)	(9)
Net decrease in provision for environmental rehabilitation	(53)	(27)	(111)
Profit on sale of property, plant and equipment	(5)	(2)	(42)
Loss on scrapping of property, plant and equipment	21	1	140
(Profit)/loss from associates	(59)	(38)	22
Gain on bargain purchase	0	0	(848)
Investment income	(308)	(343)	(268)
Finance costs	575	330	234
Inventory adjustments	(166)	(211)	422
Foreign exchange translation difference	95	668	(224)
Non cash portion of gains on derivatives	(429)	549	(100)
Day one loss amortisation	32	37	94
Silicosis settlement provision	(62)	(68)	917
Other non-cash adjustments	(11)	(70)	(88)
Effect of changes in operating working capital items
Receivables	32	(106)	(409)
Inventories	(88)	(351)	24
Payables	54	368	112
Cash generated by operations	R 5,052	R 4,289	R 4,346